Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings

				Weighted average term			Weighted average rate
	December 31, 2020	December 31, 2019	January 1, 2019	December 31, 2020	December 31, 2019	January 1, 2019	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$	(years)	(years)	(years)	(%)	(%)	(%)
Revolving Credit __Facilities	439,600	513,200	523,125	3.07	4.05	3.44	2.81	4.50	5.82
Term Loans	1,426,370	1,399,309	1,443,125	5.51	5.79	6.04	2.69	4.12	4.76
Public Bonds	1,138,086	1,075,000	1,034,769	2.56	3.47	3.99	7.88	8.18	7.96
Non-Public Bonds	206,870	241,145	141,158	5.04	5.88	5.07	6.13	5.98	4.88
Total	3,210,926	3,228,654	3,142,177	4.10	4.75	4.89	4.77	5.67	6.00
Less: deferred financing __costs and other	(39,949)	(44,142)	(44,435)
Total borrowings	3,170,977	3,184,512	3,097,742
Less current portion	(362,079)	(353,238)	(554,336)
Long-term portion	2,808,898	2,831,274	2,543,406
Revolving Credit Facilities
As at December 31, 2020, the Partnership had two revolving credit facilities (December 31, 2019 - two, January 1, 2019 - two), which, as at such date, provided for total borrowings of up to $439.6 million (December 31, 2019 - $513.2 million, January 1, 2019 - $523.1 million) and were fully drawn (December 31, 2019 - fully drawn).
Term Loans
As at December 31, 2020, the Partnership had term loans outstanding secured by 25 vessels, which totaled $1.4 billion (December 31, 2019 - secured by 24 vessels, which totaled $1.4 billion, January 1, 2019 - secured by 25 vessels, which totaled $1.4 billion). The term loans reduce over time with quarterly or semi-annual payments and have varying maturities through 2034. As at December 31, 2020, all of these term loans were guaranteed by the Partnership, a subsidiary of the Partnership or the other owner in the Partnership's non-wholly owned subsidiaries.
In June 2020, the Partnership extended a $40 million commercial tranche of a term loan, relating to the financing of the Petrojarl Knarr FPSO unit, until June 2023. The interest rate swaps related to this term loan were also extended until June 2022. In relation to the extensions, certain deposit arrangements and reductions in negative mark-to-market values of the interest rate swaps were agreed with the lenders.
In October 2020, the Partnership completed a $106 million upsizing of an existing term loan, relating to the partial financing of a newbuilding shuttle tanker currently under construction for operation off the East Coast of Canada.
Public and Non-Public Bonds
As at December 31, 2020, the Partnership had public bonds outstanding which totaled $1.1 billion (December 31, 2019 - $1.1 billion, January 1, 2019 - $1.0 billion) and non-public bonds outstanding which totaled $206.9 million (December 31, 2019 - $241.1 million, January 1, 2019 - $141.2 million). The public bonds have varying maturities through 2024 and the non-public bonds reduce over time with semi-annual payments and varying maturities through 2027. As at January 1, 2019, the Partnership had Norwegian Krone 86 million of senior unsecured bonds outstanding, equivalent to $10.0 million, that matured in January 2019.
In August 2020, the Partnership issued an additional $75.0 million of its senior unsecured green bonds that mature in October 2024. These bonds were issued at 96.5% of par value of the pre-existing senior unsecured green bonds and increases the total amount outstanding to $200.0 million. The interest payments on the bonds are based on LIBOR plus a margin of 6.50%.
In September 2020, the Partnership announced that it intended to commence repurchasing certain of its $700.0 million five-year senior unsecured bonds that mature in July 2023, which were issued in July 2018. As at December 31, 2020, the Partnership had repurchased $13.0 million of these bonds.
As at December 31, 2020, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,279.0	294.2	231.6	207.9	160.1	124.9	260.3
Secured debt - repayments on maturity	793.8	69.0	70.5	274.6	182.0	—	197.7
Bond repayments	1,138.1	—	251.1	687.0	200.0	—	—
Total borrowings	3,210.9	363.2	553.2	1,169.5	542.1	124.9	458.0
Unsecured revolving credit facility - due to related parties(1)	229.0	—	—	—	229.0	—	—
(1)See Note 22a for additional information.

The Partnership is currently in compliance with all covenant requirements of its revolving credit facilities, term loans and bonds.